EQ Advisors TrustSM

Supplement dated February 23, 2009 to the

Prospectus dated May 1, 2008

This Supplement replaces certain information contained in the above-referenced Prospectus of EQ Advisors Trust (“Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about a new investment subadviser and portfolio name, certain investment strategy changes and changes to fee and expense information for the following portfolios of the Trust:

EQ/Franklin Income Portfolio

EQ/Mutual Shares Portfolio

EQ/Templeton Growth Portfolio

EQ/Franklin Small Cap Value Portfolio

EQ/Marsico Focus Portfolio

EQ/Van Kampen Emerging Markets Equity Portfolio

EQ/Evergreen International Bond Portfolio

(collectively, the “Portfolios”).

Effective on or about May 1, 2009 each Portfolio will add an additional subadviser to manage a newly-created index allocated portion (“Index-Allocated Portion”). Under normal circumstances, AXA Equitable anticipates allocating approximately 50% of each Portfolio’s net assets to the Index Allocated Portion and the remaining 50% of net assets among each Portfolio’s existing active managers (“Active Allocated Portions”). Each of the above percentages is a target established by AXA Equitable and actual allocations between the Index Allocated Portion and Active Allocated Portions may deviate from the amounts shown by up to 30% of each Portfolio’s net assets. Each portion of a Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable will rebalance each portion of a Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment objective.

Each Subadviser will seek to achieve for the Index Allocated Portion of each Portfolio the total return before expenses that approximates the total return of the specific index or indexes identified below opposite the name of the Portfolio. AXA Equitable Life Insurance Company (“AXA Equitable”), as the Investment Manager of the Trust and with the approval of the Trust’s Board of Trustees, has appointed the following Subadviser to the corresponding Portfolio as follows:

Portfolio	Subadviser	Index
EQ/Franklin Income Portfolio (“Franklin Income”)	BlackRock Investment Management LLC (“BlackRock”)	S&P 500 Index (“S&P 500”) Barclays Capital Aggregate U.S. Bond Index (“Barclays Aggregate”) Barclays Capital U.S. High Yield Index (“Barclays HY Index”)

EQ/Templeton Growth Portfolio (“Templeton Growth”)	BlackRock	S&P 500 Index Morgan Stanley Capital International EAFE Index (“MSCI EAFE Index”)

EQ/Mutual Shares Portfolio (“Mutual Shares”)	BlackRock	S&P 500 Index

EQ/Franklin Small Cap Value Portfolio (“Franklin Small Cap”)	BlackRock	Russell 2000 Index

Portfolio	Subadviser	Index
EQ/Van Kampen Emerging Markets Equity Portfolio (“Van Kampen Emerging Markets”)	BlackRock	S&P 500 Index Morgan Stanley Capital International EAFE Index (“MSCI EAFE Index”) Morgan Stanley Capital International Emerging Markets Index (“MSCI EM”)

EQ/Evergreen International Bond Portfolio (“Evergreen International”)	BlackRock	Barclays Aggregate Index

EQ/Marsico Focus Portfolio (“Marsico Focus”)	SSgA Funds Management, Inc. (“SSgA”)	Russell 1000 Growth Index

The investment objective of each Portfolio will remain the same, and the investment policies of each Portfolio, except as otherwise described in this Supplement, will remain the same. Generally, the Subadvisers will utilize a passive, full replication investment style for the Index Allocated Portion of each Portfolio in which each Index Allocated Portion will own the same stock and sectors in approximately the same weights as each respective index identified above. With respect to Franklin Income and Evergreen International, the Subadviser of the Index Allocated Portion will employ a sampling technique (rather than full replication) of the investment grade as well as non-investment grade bonds that are held in the Barclays Aggregate Index and Barclays HY Index. Moreover, a “long/short” strategy will be used for the Index Allocated Portion of the EQ/Franklin Income Portfolio to adjust the fixed income weightings between investment grade and non-investment grade holdings. Due to this passive investment style the Subadvisers will seek to achieve for the Index Allocated Portion of each Portfolio the total return that approximates the total return of the specific index identified above while maintaining as minimal tracking error as possible.

As a result of the changes described above Van Kampen Emerging Markets and Evergreen International Bond, will gain exposure to additional markets. Van Kampen Emerging Markets, in addition to emerging markets, will be exposed to North America (through the S&P 500 Index) and other developed markets (through the MSCI EAFE Index). Evergreen International will, in addition to the international bond market, gain exposure to the U.S. bond market (through the Barclays Aggregate Index).

Marsico Focus and Evergreen International will also add an additional allocated Portion that trades exchange traded funds (“ETFs”).

The information contained in the section “Who Manages the Portfolio” is supplemented with the following information for the Portfolios identified below:

Marsico Focus

SSgA Funds Management, Inc. (“SSgA FM”) is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM is a wholly owned subsidiary of State Street Corporation. As of December 31, 2008, SSgA FM had over $118.5 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation.

The Index Allocated Portion of the Portfolio is managed by SSgA’s Global Structured Products Group. Portfolio managers Lynn Blake and John Tucker are jointly and primarily responsible for the day-to-day management of the Index Allocated Portion of the Portfolio.

Lynn Blake is a Principal of SSgA FM, Senior Managing Director of SSgA and the Head of Non-US Market in the Global Structured Products Group. Ms. Blake joined SSgA in 1987, and is currently responsible for overseeing the management of all non-US equity index strategies as well as serving as portfolio manager for several non-US equity index portfolios.

John Tucker is a Principal of SSgA FM, Managing Director of SSgA and Head of US Equity Markets in the Global Structured Products Group, he is also responsible for all U.S. equity index strategies and

Exchange Traded Funds. Mr. Tucker manages numerous index strategies and works closely with the other Unit Heads in the group. Previously, Mr. Tucker was head of the Structured Products group in SSgA’s London office where he was responsible for the management of all index strategies in their second largest investment center. Mr. Tucker joined State Street in 1988.

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion of the Portfolio.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

Evergreen International

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, New Jersey 08543-9011. BlackRock is a registered Investment advisor and a commodity pool operator organized in 1999. As of December 31, 2008, BlackRock and its affiliates had approximately $1.31 trillion in investment company and other portfolio assets under management.

Scott Amero, Curtis Arledge, Matthew Marra, and Andrew Phillips, will have joint primary responsibility for managing the Index Allocated portion of the Portfolio.

Scott Amero is a Vice Chairman of BlackRock, Inc. since 2007. Mr. Amero was a Managing Director of BlackRock from 1990 to 2007.

Curtis Arledge is a Managing Director of BlackRock, Inc. since 2008. He was Head of the Fixed Income Division of Wachovia Corporation from 2004 to 2008.

Matthew Marra is a Managing Director of BlackRock, Inc. since 2006 and was a Director of BlackRock from 2002 to 2006.

Andrew Phillips is a Managing Director of BlackRock, Inc. since 1999.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski serves as the lead portfolio manager of the committee with primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas assists the lead portfolio manager with day-to-day management of the ETF Allocated Portion, but does not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Vice President of AXA Equitable from February 2001 to present. He has had primary responsibility for the asset allocation, fund selection and rebalancing of AXA Equitable’s funds of funds since 2003 and for the ETF Allocated Portion since May 25, 2007. Prior to June 1, 2007, Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust since December 2002.

Xavier Poutas, CFA® joined AXA FMG in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit, and from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the Portfolio.

Franklin Income (S&P 500), Templeton Growth, Mutual Shares, Franklin Small Cap, Multi-Sector

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, New Jersey 08543-9011. BlackRock is a registered Investment advisor and a commodity pool operator organized in 1999. As of December 31, 2008, BlackRock and its affiliates had approximately $1.31 trillion in investment company and other portfolio assets under management.

Philip Green, Debra L. Jelilian, and Jeffrey L. Russo will have joint primary responsibility for managing the Index Allocated portion of the Portfolio.

Philip Green is a Managing Director of BlackRock, Inc. since 2006. Mr. Green was a Vice President of Merrill Lynch Investment Managers L.P. from 1999 to 2006.

Debra L. Jelilian is a Managing Director of BlackRock, Inc. since 2009. Ms. Jelilian was a Manager of BlackRock from 2006 to 2009 and Vice President of Merrill Lynch Investment Managers L.P. from 1999 to 2006.

Jeffrey L. Russo is a Director of BlackRock, Inc. since 2006. Mr. Russo was a Director of Merrill Lynch Investment Managers, L.P. from 2004 to 2006 and a Vice President thereof from 1999 to 2004.

Franklin Income (Barclays Aggregate, Barclays HY Index), Bond PLUS

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, New Jersey 08543-9011. BlackRock is a registered Investment advisor and a commodity pool operator organized in 1999. As of December 31, 2008, BlackRock and its affiliates had approximately $1.31 trillion in investment company and other portfolio assets under management.

Scott Amero, Curtis Arledge, Matthew Marra, and Andrew Phillips, will have joint primary responsibility for managing the Index Allocated portion of the Portfolio.

Scott Amero is a Vice Chairman of BlackRock, Inc. since 2007. Mr. Amero was a Managing Director of BlackRock from 1990 to 2007.

Curtis Arledge is a Managing Director of BlackRock, Inc. since 2008. He was Head of the Fixed Income Division of Wachovia Corporation from 2004 to 2008.

Matthew Marra is a Managing Director of BlackRock, Inc. since 2006 and was a Director of BlackRock from 2002 to 2006.

Andrew Phillips is a Managing Director of BlackRock, Inc. since 1999.

The name of each Portfolio will also change its name to reflect the changes described in this Supplement. References to each Portfolio are hereby replaced with the corresponding new name:

Portfolio	New Name
Franklin Income	EQ/AXA Franklin Income Core Portfolio
Templeton Growth	EQ/AXA Templeton Growth Core Portfolio
Mutual Shares	EQ/AXA Mutual Shares Core Portfolio
Franklin Small Cap	EQ/AXA Franklin Small Cap Value Core Portfolio
Marsico Focus	EQ/Focus PLUS Portfolio
Van Kampen Emerging Markets	EQ/Global Multi-Sector Equity Portfolio
Evergreen International	EQ/Global Bond PLUS Portfolio

Principal Investment Risks

The principal risks of investing in each Portfolio, listed in the Trust Prospectus under the heading “Principal Investment Risks,” is hereby supplemented for each Portfolio to include the following:

Index-Fund Risk.

Multi-Manager Risk

Other risks of a portfolio also are discussed in more detail under the heading “More About Investment Strategies & Risks” in the Trust Prospectus.

Portfolio Fees and Expenses

With respect to each Portfolio, the table under the heading “Annual Portfolio Operating Expenses” in the section “Portfolio Fees & Expenses” is hereby deleted and replaced with the following:

	EQ/AXA Franklin Income Core Portfolio		EQ/AXA Templeton Growth Core Portfolio
	Class A	Class B	Class A	Class B
Management fee†	0.650%	0.650%	0.700%	0.700%
Distribution and/or service (12b-1) fees*	0.000%	0.250%	0.000%	0.250%
Other Expenses†	0.200%	0.200%	0.220%	0.220%
Total annual operating expenses	0.850%	1.100%	0.920%	1.170%

	EQ/AXA Mutual Shares Core Portfolio		EQ/AXA Franklin Small Cap Value Core Portfolio
	Class A	Class B	Class A	Class B
Management fee†	0.700%	0.700%	0.700%	0.700%
Distribution and/or service (12b-1) fees*	0.000%	0.250%	0.00%	0.250%
Other Expenses†	0.270%	0.270%	0.230%	0.230%
Total annual operating expenses	0.970%	1.220%	0.930%	1.180%

	EQ/Global Multi-Sector Equity Portfolio
	Class A	Class B
Management fee†	0.734%	0.734%
Distribution and/or service (12b-1) fees*	0.000%	0.250%
Other Expenses†	0.360%	0.360%
Total annual operating expenses	1.094%	1.344%

	EQ/Global Bond PLUS Portfolio		EQ/Focus PLUS Portfolio
	Class A	Class B	Class A	Class B
Management fee†	0.550%	0.550%	0.500%	0.500%
Distribution and/or service (12b-1) fees*	0.000%	0.250%	0.000%	0.250%
Other Expenses†	0.220%	0.220%	0.220%	0.220%
Total annual operating expenses (including Acquired Fund Fees and Expenses)	0.770%	1.020%	0.720%	0.970%

†	“Management Fee” and “Other Expenses” have been restated to reflect current fees.
*	The maximum distribution and/or service (12b-1) fee for the portfolio’s Class B shares is 0.50% of the average daily net assets attributable to the portfolio’s Class B shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the portfolio’s Class B shares. This arrangement will be in effect at least until April 30, 2009.

The table under the heading “Example” in the section “Portfolio Fees & Expenses” is hereby deleted and replaced with the following:

	EQ/AXA Franklin Income Core Portfolio		EQ/AXA Templeton Growth Core Portfolio
	Class A	Class B	Class A	Class B
1 year	$87	$112	$94	$119
3 years	$271	$350	$293	$372
5 years	$471	$606	$509	$644
10 years	$1049	$1340	$1131	$1420

	EQ/AXA Mutual Shares Core Portfolio		EQ/AXA Franklin Small Cap Value Core Portfolio
	Class A	Class B	Class A	Class B
1 year	$99	$124	$95	$120
3 years	$309	$387	$296	$375
5 years	$536	$670	$515	$649
10 years	$1190	$1477	$1143	$1432

	EQ/Global Bond PLUS Portfolio		EQ/Focus PLUS Portfolio
	Class A	Class B	Class A	Class B
1 year	$79	$104	$74	$99
3 years	$246	$325	$230	$309
5 years	$428	$563	$401	$536
10 years	$954	$1248	$894	$1190

	EQ/Global Multi-Sector Equity Portfolio
	Class A	Class B
1 year	$112	$137
3 years	$348	$426
5 years	$603	$736
10 years	$1333	$1617

Management Fees

The narrative under the heading “Management Fees” in the section “Management of the Trust” is hereby supplemented by the following:

Effective on or about May 1, 2009, the management fee with respect to each portfolio is as follows:

Proposed Management Fee

(as a percentage of average daily net assets)

Portfolio	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/AXA Franklin Income Core Portfolio	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/AXA Templeton Growth Core Portfolio	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/AXA Mutual Shares Core Portfolio	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/AXA Franklin Small Cap Value Core Portfolio	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Global Multi-Sector Equity Portfolio	0.750%	0.700%	0.675%	0.650%	0.625%

	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Focus PLUS Portfolio	0.500%	0.450%	0.425%	0.400%	0.375%

	First $4 Billion	Next $4 Billion	Thereafter
EQ/Global Bond PLUS Portfolio	0.550%	0.530%	0.510%

The Administration Fee for each Portfolio is $35,000 plus 0.15% of each Portfolio’s average daily net assets plus an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style.

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the amended investment management agreement and investment advisory agreements with BlackRock and SSgA with respect to the applicable Portfolio will be available in the Trust’s Semi-Annual Report to Shareholders for the period ended June 30, 2009.